Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
- Hong Kong	$ 144	$ 81	$ 62
- PRC	0	118	0
- Other countries	380	1,042	232
Income Tax Expense (Benefit)	$ 524	$ 1,241	$ 294